Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Transactions and Balances with Related Parties [Abstract]
Schedule of transactions with related parties
	2022	2021	2020

Holding company
Interest income	55,848	34,447	41,034

Management staff
Administrative services expenditures	275,063	113,018	199,488

Other related parties
Sales	392,531	391,664	188,082
Purchases	253,931	40,081	27,507
Direct short-term benefits (*)	120,151	78,321	90,562

(*)	Correspond to the salaries, allowances and bonuses paid to the executives of Simec.

Schedule of balances receivable from and payable to related parties
	December 31,
	2022	2021
Short-term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$62,055	$6,073
Cía. Laminadora Vista Hermosa, S.A. de C.V.	974	628
Operadora Compañía Mexicana de Tubos, S.A. de C.V.	824	873
Compañía Manufacturera de Tubos, S.A. de C.V.	2,799
Cía. Tubos y Perfiles Monterrey, S.A. de C.V.	3,371	3,318
Operadora Perfiles Sigosa, S.A. de C.V.	3,999	2,872
Operadora Construalco, S.A. de C.V.	606	519
Aceros y Laminados Sigosa, S.A. de C.V.	16,473	1,638
Arrendadora Norte de Matamoros, S.A. de C.V.	1,294	1,294
Operadora Industrial de Herramientas, S.A. de C.V.		816
Joist del Golfo, S.A. de C.V.	2,582	5,227
Holding Protel, S.A. de C.V.	304
Aceros CH, S.A. de C.V.	130
Sigosa Aceros, S.A. de C.V.	14	18,942
Siderúrgicos del Golfo, S.A. de C.V.	832	940
Perfiles Comerciales Sigosa, S.A. de C.V.	4,125	25,588
Pytsa Industrial de Mexico. S.A. de C.V.	438	438
Aceros y Laminados Sigosa, S.A. de C.V.		820
Acertam, S.A. de C.V.	785
Servicios Estructurales, S.A. de C.V.	3,047
Others	151	246
	$104,803	$70,232

	December 31,
	2022	2021
Long-term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$648,281	$648,281
	$648,281	$648,281
Loans to related parties:
Industrias CH, S.A.B de C.V.	$959,153	$915,553
Perfiles Comerciales Sigosa, S.A. de C.V.	145,910	154,605
	$1,105,063	$1,070,158
Total, long-term	$1,753,344	$1,718,439

	2022	2021
Accounts payable:

Aceros y Laminados Sigosa, S.A. de C.V.	$24,455	$7,155
Industrias CH, S.A.B. de C.V.	245,388	214,294
Perfiles Comeciales Sigosa, S.A. de C.V.	3,802	3,802
Holding Protel, S.A. de C.V.	251	251
Compañia Laminadora Vista Hermosa, S.A. de C.V.	518	445
Operadora Perfiles Sigosa, S.A. de C.V.	2,800	2,074
Operadora Pytsa Industrial, S.A. de C.V.	8,353	11,603
Comercializadora Sigosa, S.A. de C.V.		2,532
Compañia Manufacturera de Tubos, S.A. de C.V.	9,837	7,174
Operadora Compañia Mexicana de Tubos, S.A. de C.V.	7,583	7,090
Sigosa Aceros, S.A. de C.V.	7	48,096
Cía. Mexicana de Perfiles y Tubos, S.A. de C.V.	595	595
Industrias Procarsa, S.A. de C.V.	139	156
Ferrovisa, S.A. de C.V.	7,069	7,458
Other	195	188
	$310,992	$312,913

Loans from related parties:
Operadora de Perfiles Sigosa, S.A. de C.V.	$2,381,464	$
	$2,381,464	$
	$2,692,456		$312,913